Intangible assets, net (Details Narrative)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 51,638	¥ 387,397	¥ 4,278,035